Property and Equipment, Net	3 Months Ended
Mar. 31, 2022
Property, Plant and Equipment [Abstract]
PROPERTY AND EQUIPMENT, NET

4. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	March 31, 2022	December 31, 2021
Computer equipment	$20,686	$20,571
Software and voice recordings	8,912	8,687
Leasehold improvements	3,826	3,567
Furniture and fixtures	741	729
Total, at cost	34,165	33,554
Less: accumulated depreciation and amortization	(28,691)	(27,399)
Total property and equipment, net	$5,474	$6,155

The property and equipment account includes assets under finance lease obligations (see Note 13 for additional information) with an aggregate cost of approximately $6,731 and $6,975 as of March 31, 2022 and December 31, 2021 and accumulated depreciation of approximately $4,470 and $4,293 as of March 31, 2022 and December 31, 2021, respectively. Depreciation and amortization expense totaled approximately $1,292 and $1,451 for the three months ended March 31, 2022 and 2021, respectively.